SUPPLEMENT DATED JULY 28, 2023
         TO THE PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED MAY 1, 2023
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Select II Variable Annuity

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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract in the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Effective on or about July 28, 2023, the Current Expenses for below Underlying Funds have been updated as follows.



---------------------------------     ----------------------------------
Underlying Fund Name                    Share Class         New Current
                                                             Expense
---------------------------------      ------------        -------------
SA Allocation Balanced Portfolio         Class 3              1.01%*
---------------------------------     ------------        -------------
SA Allocation Growth Portfolio           Class 3              1.05%*
---------------------------------     ------------        -------------
SA Allocation Moderate
Growth Portfolio                         Class 3              1.03%*
---------------------------------     ------------        -------------
SA Allocation Moderate Portfolio         Class 3              1.02%*
---------------------------------      ------------        -------------
SA American Century Inflation
Protection Portfolio                     Class 3              0.91%
----------------------------------     ------------        -------------
SA Columbia Focused Value
Portfolio                                Class 2              0.87%*
----------------------------------     -------------       -------------
SA Columbia Focused Value
Portfolio                                Class 3              0.97%*
----------------------------------     -------------       -------------
SA Multi-Managed Diversified
Fixed Income Portfolio                   Class 2              0.85%
----------------------------------     -------------       -------------
SA Multi-Managed Diversified
Fixed Income Portfolio                   Class 3              0.95%
----------------------------------     -------------       -------------
SA Multi-Managed Growth Portfolio        Class 2              1.22%*
----------------------------------     -------------       -------------
SA Multi-Managed Growth Portfolio        Class 3              1.32%*
----------------------------------     --------------      -------------
SA Multi-Managed Income Portfolio        Class 2              1.33%*
----------------------------------     --------------      -------------
SA Multi-Managed Income Portfolio        Class 3              1.43%*
----------------------------------     --------------      -------------
SA Multi-Managed Income/Equity
Portfolio                                Class 2              1.28%*
----------------------------------     --------------      -------------
SA Multi-Managed Income/Equity
Portfolio                                Class 3              1.38%*
----------------------------------     --------------      -------------
SA Multi-Managed International
Equity Portfolio                         Class 2              1.18%*
----------------------------------     --------------      -------------
SA Multi-Managed International
Equity Portfolio                         Class 3              1.28%*
----------------------------------     --------------      -------------
SA Multi-Managed Large Cap Growth
Portfolio                                Class 2              0.92%*
----------------------------------     --------------      -------------
SA Multi-Managed Large Cap Growth
Portfolio                                Class 3              1.02%*
----------------------------------     --------------      -------------
SA Multi-Managed Large Cap Value
Portfolio                                Class 2              0.95%
----------------------------------     --------------      -------------
SA Multi-Managed Large Cap Value
Portfolio                                Class 3              1.05%
----------------------------------     --------------      -------------
SA Multi-Managed Mid Cap Growth
Portfolio                                Class 2              1.12%
----------------------------------     --------------      -------------
SA Multi-Managed Mid Cap Growth
Portfolio                                Class 3              1.22%
----------------------------------     --------------      -------------
SA Multi-Managed Mid Cap Value
Portfolio                                Class 2              1.12%
----------------------------------     --------------      -------------
SA Multi-Managed Mid Cap Value
Portfolio                                Class 3              1.22%
----------------------------------     --------------      -------------
SA Multi-Managed Moderate Growth
Portfolio                                Class 2              1.19%*
----------------------------------     --------------      -------------
SA Multi-Managed Moderate Growth
Portfolio                                Class 3              1.29%*
----------------------------------     --------------      -------------
SA Multi-Managed Small Cap
Portfolio                                Class 2              1.11%
----------------------------------     --------------      -------------
SA Multi-Managed Small Cap
Portfolio                                Class 3              1.21%
----------------------------------     --------------      -------------
SA Putnam Asset Allocation
Diversified Growth Portfolio             Class 2              1.05%*
----------------------------------     --------------      -------------
SA Putnam Asset Allocation
Diversified Growth Portfolio             Class 3              1.15%*
----------------------------------     --------------      -------------
SA T. Rowe Price Growth Stock
Portfolio                                Class 2              1.06%
----------------------------------     --------------      -------------
SA T. Rowe Price Growth Stock
Portfolio                                Class 3              1.16%
----------------------------------     --------------      -------------



* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.



             Please keep this supplement with your Prospectus.